Eaton Vance

Georgia Municipal Income Fund

May 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 91.9%

Security	Principal Amount (000’s omitted)	Value
Education — 10.0%
Cobb County Development Authority, GA, (TUFF Cobb Research Campus - Georgia Tech Research Corp.), 4.00%, 9/1/34	$1,000	$1,213,280
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.):
5.00%, 6/15/36	425	541,854
5.00%, 6/15/37	520	661,180
Georgia Private Colleges and Universities Authority, (Agnes Scott College):
4.00%, 6/1/34	400	469,264
5.00%, 6/1/33	565	720,646
Georgia Private Colleges and Universities Authority, (Emory University):
0.47%, (SIFMA + 0.42%), 8/16/22 (Put Date), 10/1/39(1)	2,000	2,001,020
5.00%, 10/1/31	245	297,682
5.00%, 9/1/37	1,000	1,282,990
5.00%, 10/1/38	1,000	1,206,920
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athletic Association), (LOC: Wells Fargo Bank N.A.), 0.01%, 7/1/35(2)	3,000	3,000,000
Unified Government of Athens-Clarke County Development Authority, GA, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,445,448

		$12,840,284

Electric Utilities — 2.8%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$1,087,710
Dalton, GA, Combined Utilities Revenue:
4.00%, 3/1/36	475	569,269
4.00%, 3/1/37	1,000	1,190,420
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	750	794,685

		$3,642,084

Escrowed/Prerefunded — 4.4%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/23, 5.25%, 11/1/30	$1,000	$1,123,350
Columbus, GA, Water and Sewerage Revenue, Prerefunded to 5/1/24, 5.00%, 5/1/33	500	569,380
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	675	831,924
Fulton County Development Authority, GA, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	765,165

Security	Principal Amount (000’s omitted)	Value
Fulton County Development Authority, GA, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	$750	$783,773
Sandy Springs Public Facilities Authority, GA, (City Center Project), Prerefunded to 5/1/26, 5.00%, 5/1/35	1,000	1,217,610
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), Escrowed to Maturity, 6.00%, 1/1/24	265	289,104

		$5,580,306

General Obligations — 21.4%
Bleckley County School District, GA, 5.00%, 10/1/42	$1,000	$1,300,530
Bryan County School District, GA:
3.00%, 8/1/22	1,000	1,033,830
4.00%, 8/1/33	500	579,675
4.00%, 8/1/34	435	503,434
Carroll County, GA:
5.00%, 6/1/26	700	853,531
5.00%, 6/1/27	1,000	1,254,740
Cherokee County School System, GA:
5.00%, 2/1/29	1,000	1,162,480
5.00%, 2/1/33	500	655,470
Columbia County, GA, 5.00%, 1/1/28	1,000	1,241,080
DeKalb County, GA, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,238,770
Forsyth County Public Facilities Authority, GA, (Forsyth County School District), 4.00%, 2/1/31	290	333,097
Forsyth County School District, GA:
5.00%, 2/1/32	1,000	1,255,980
5.00%, 2/1/37	500	625,710
Fulton County, GA, 5.00%, 7/1/31	1,000	1,241,760
Gainesville School District, GA, 4.00%, 11/1/37	1,000	1,226,000
Georgia:
4.00%, 7/1/35	1,000	1,198,620
5.00%, 2/1/28	1,500	1,747,095
Gilmer County School District, GA, 5.00%, 12/1/25	400	481,084
Habersham County, GA, 3.00%, 6/1/22	685	704,557
Hall County School District, GA, 4.00%, 2/1/38	1,000	1,230,790
Harris County School District, GA, 4.00%, 3/1/33	275	337,155
Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/30	575	689,224
Jackson County School District, GA:
5.00%, 3/1/30	1,000	1,298,930
5.00%, 3/1/32	1,000	1,295,710
Lumpkin County School District, GA, 4.00%, 12/1/35	1,000	1,235,050
Oconee County School District, GA:
4.00%, 3/1/33(3)	250	313,240
5.00%, 3/1/26(3)	700	845,579
Valdosta School System, GA, 5.00%, 2/1/28	1,000	1,196,930
Worth County School District, GA, 5.00%, 12/1/37	235	291,151

		$27,371,202

Security	Principal Amount (000’s omitted)	Value
Hospital — 18.5%
Augusta Development Authority, GA, (AU Health System, Inc.):
5.00%, 7/1/25	$295	$334,480
5.00%, 7/1/29	560	668,114
Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/39	500	640,590
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.):
3.00%, 7/1/38	500	553,705
4.00%, 7/1/37	500	606,435
5.00%, 7/1/29	500	610,915
Cedartown Polk County Hospital Authority, GA, (Polk Medical Center), 5.00%, 7/1/39	850	977,032
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/28	1,000	1,213,670
Cobb County Hospital Authority, GA, (WellStar Health System, Inc.), (LOC: Royal Bank of Canada), 0.05%, 4/1/36(4)	3,000	3,000,000
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/36	500	601,475
Dalton-Whitfield County Joint Development Authority, GA, (Hamilton Health Care System), 4.00%, 8/15/34	400	460,560
DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 4.00%, 7/1/39	1,865	2,218,567
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.):
4.00%, 7/1/39	1,000	1,182,070
5.00%, 7/1/32	1,500	1,795,365
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,500,612
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/37	1,500	1,791,195
5.00%, 2/15/37	1,000	1,201,430
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	291,263
4.00%, 8/1/38	500	581,065
5.00%, 8/1/28	650	754,312
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/31	1,260	1,514,268
Savannah Hospital Authority, GA, (St. Joseph’s/Candler Health System, Inc.):
4.00%, 7/1/43	500	576,215
5.50%, 7/1/30	500	547,250

		$23,620,588

Industrial Development Revenue — 3.6%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,502,520
Monroe County Development Authority, GA, (Georgia Power Co.), 2.25%, 7/1/25	1,000	1,029,380
Monroe County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/39	500	512,290
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(5)	500	561,365

		$4,605,555

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 0.9%
Savannah Economic Development Authority, GA, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,128,971

		$1,128,971

Insured-Electric Utilities — 3.5%
Griffin, GA, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,073,090
Monroe, GA, Combined Utility Revenue, (AGM), 4.00%, 12/1/36	600	729,786
Newnan, GA, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,171,154
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	1,058,067
(NPFG), 5.25%, 7/1/34	420	453,529

		$4,485,626

Insured-General Obligations — 1.3%
Coweta County, GA, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,384,564
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/24	295	303,366

		$1,687,930

Insured-Lease Revenue/Certificates of Participation — 1.9%
East Point Building Authority, GA, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$844,786
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,604,744

		$2,449,530

Insured-Special Tax Revenue — 0.1%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$160	$121,278

		$121,278

Insured-Transportation — 0.1%
Puerto Rico Highway and Transportation Authority, (NPFG), 4.625%, 7/1/23	$100	$103,353

		$103,353

Insured-Water and Sewer — 2.9%
Buford, GA, Combined Utility System Revenue, (AGM), 4.00%, 7/1/37	$500	$582,975
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,970,280
Etowah Water and Sewer Authority, GA, (BAM), 4.00%, 3/1/35	500	591,095
Henry County Water and Sewerage Authority, GA, (NPFG), 5.25%, 2/1/25	500	588,365

		$3,732,715

Lease Revenue/Certificates of Participation — 5.3%
Atlanta & Fulton County Recreation Authority, GA, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,253,690
Downtown Savannah Authority, GA, 4.00%, 8/1/25	2,495	2,860,218
Downtown Savannah Authority, GA, (Chatham County Judicial Complex), 5.00%, 6/1/31	1,000	1,208,540
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	623,775
Gwinnett County Water and Sewerage Authority, GA, 3.00%, 8/1/32	750	871,253

		$6,817,476

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.5%
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$592,440

		$592,440

Special Tax Revenue — 4.2%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$866,760
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
4.00%, 7/1/32	750	931,350
5.00%, 7/1/42	1,000	1,173,810
5.00%, 7/1/43	1,000	1,209,710
Unified Government of Athens-Clarke County Development Authority, GA, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,130,684

		$5,312,314

Transportation — 3.3%
Atlanta, GA, Airport Revenue:
5.00%, 1/1/31	$1,000	$1,115,580
(AMT), 4.00%, 7/1/39	600	701,316
Georgia State Road and Tollway Authority:
5.00%, 6/1/29	835	1,036,118
5.00%, 6/1/32	1,000	1,326,180

		$4,179,194

Water and Sewer — 7.2%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$1,262,370
Carroll County Water Authority, GA:
4.00%, 7/1/28(3)	770	928,181
4.00%, 7/1/29(3)	410	502,910
4.00%, 7/1/32(3)	110	137,055
Cobb County-Marietta Water Authority, GA, 5.00%, 11/1/28	375	445,860
Columbus, GA, Water and Sewerage Revenue, 5.00%, 5/1/36	250	300,902
Forsyth County Water and Sewerage Authority, GA, 5.00%, 4/1/27	1,100	1,245,816
Fulton County, GA, Water and Sewerage Revenue:
3.00%, 1/1/37	1,000	1,120,680
5.00%, 1/1/33	1,500	1,608,465
Henry County Water Authority, GA, 5.00%, 2/1/26	390	470,804
Unified Government of Athens-Clarke County, GA, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,156,010

		$9,179,053

Total Tax-Exempt Municipal Obligations — 91.9% (identified cost $110,584,042)		$117,449,899

Taxable Municipal Obligations — 1.1%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.0%
Tift County Hospital Authority, GA, (Tift Regional Health System, Inc.), 1.924%, 12/1/29(3)	$1,270	$1,279,030

		$1,279,030

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.1%
Carroll County Water Authority, GA, 1.96%, 7/1/29(3)	$160	$162,557

		$162,557

Total Taxable Municipal Obligations — 1.1% (identified cost $1,430,000)		$1,441,587

Total Investments — 93.0% (identified cost $112,014,042)		$118,891,486

Other Assets, Less Liabilities — 7.0%		$8,908,494

Net Assets — 100.0%		$127,799,980

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2021, 11.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 6.5% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at May 31, 2021.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2021.

(3)	When-issued security.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at May 31, 2021.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2021, the aggregate value of these securities is $561,365 or 0.4% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at May 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$117,449,899	$—	$117,449,899
Taxable Municipal Obligations	—	1,441,587	—	1,441,587
Total Investments	$—	$118,891,486	$—	$118,891,486

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.